COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands		Jun. 30, 2015 USD ($)
2016		$ 6,791
2017		6,783
2018		6,375
2019		5,557
2020 and on		25,294
Total minimum lease payments	[1]	$ 50,800

[1]	Minimum payments have been reduced by minimum sublease rental of $ 462 (unaudited) due in the future under non-cancelable subleases.